CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
OPERATING REVENUES	$ 146,657	$ 114,764	$ 280,894	$ 213,753
OPERATING EXPENSES
Voyage expenses	(3,366)	(2,057)	(6,256)	(4,275)
Vessel operating expenses	(31,392)	(29,325)	(61,487)	(55,927)
Depreciation	(35,226)	(26,005)	(66,907)	(48,441)
Amortization of deferred drydocking and special survey costs	(1,412)	(1,750)	(2,614)	(3,280)
General and administration expenses	(5,247)	(4,716)	(10,084)	(9,345)
Gain on sale of vessel	830		830
Income From Operations	70,844	50,911	134,376	92,485
OTHER INCOME (EXPENSE)
Interest income	401	293	754	646
Interest expense	(21,460)	(12,963)	(39,850)	(24,811)
Other finance costs	(4,102)	(2,899)	(7,959)	(7,326)
Other income (expense), net	280	(179)	476	(2,099)
Unrealized and realized losses on derivatives	(36,997)	(35,394)	(69,489)	(53,683)
Total Other Income (Expenses), net	(61,878)	(51,142)	(116,068)	(87,273)
Net Income/(Loss)	8,966	(231)	18,308	5,212
Other Comprehensive Income/(Loss)
Change in fair value of financial instruments	23,415	(25,349)	40,536	14,960
Deferred realized losses on cash flow hedges amortized over the life of the newbuildings, net of amortization	(1,346)	(7,662)	(5,536)	(17,345)
Reclassification of unrealized losses to earnings	(318)	(4,478)	(1,843)	(12,222)
Total Other Comprehensive Income/(Loss)	21,751	(37,489)	33,157	(14,607)
Comprehensive Income/(Loss)	$ 30,717	$ (37,720)	$ 51,465	$ (9,395)
EARNINGS PER SHARE
Basic and diluted net income/(loss) per share (in dollars per share)	$ 0.08	$ 0.00	$ 0.17	$ 0.05
Basic and diluted weighted average number of common shares (in shares)	109,611	108,975	109,608	108,794